Fair Value of Financial Instruments - Summary of Fair Value of the Financial Instruments that are Measured at Fair Value on a Recurring Basis (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Short-term investments(i) (Note 2(k))	¥ 751,290	¥ 781,216
Debt investments(ii) (Note 13)	1,034,204	1,228,595
Equity investments with readily determinable fair values(iii) (Note 13)	78,351	104,972
Long-term Debt, Fair Value	1,863,845	2,114,783
Liabilities
Derivative liability relating to the contingent consideration(iv) (Note 5)	167,940	393,473
Level I [Member]
Assets
Short-term investments(i) (Note 2(k))	0	0
Debt investments(ii) (Note 13)	0	0
Equity investments with readily determinable fair values(iii) (Note 13)	78,351	104,972
Long-term Debt, Fair Value	78,351	104,972
Liabilities
Derivative liability relating to the contingent consideration(iv) (Note 5)	0	0
Level II [Member]
Assets
Short-term investments(i) (Note 2(k))	751,290	781,216
Debt investments(ii) (Note 13)	0	0
Equity investments with readily determinable fair values(iii) (Note 13)	0	0
Long-term Debt, Fair Value	751,290	781,216
Liabilities
Derivative liability relating to the contingent consideration(iv) (Note 5)	0	0
Level III [Member]
Assets
Short-term investments(i) (Note 2(k))	0	0
Debt investments(ii) (Note 13)	1,034,204	1,228,595
Equity investments with readily determinable fair values(iii) (Note 13)	0	0
Long-term Debt, Fair Value	1,034,204	1,228,595
Liabilities
Derivative liability relating to the contingent consideration(iv) (Note 5)	¥ 167,940	¥ 393,473